<!--$$/page=-->

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            " Washington, D.C. 20549"



                                    FORM 13F



                               FORM 13F COVER PAGE



"Report for the Calendar Year or Quarter Ended: December 31, 2008"



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company

"Address: P.O. Box 111, John Hancock Place"

"Boston, MA 02217"

13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized

"to submit is, that all information contained herein is true, correct and"

"complete, and that it is understood that all required items, statements,"

"schedules, lists, and tables, are considered integral parts of this form."

Person signing this report on behalf of reporting manager:






Name: Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662



"Signature, Place, and Date of Signing:"

"/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117 February 9, 2009"

Signature           Place                            Date




Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:






    Form 13F File Number Name

"   28-03222             John Hancock Advisors, Inc."

    28-03673             Sovereign Asset Management Corporation






<!--$$/page=-->

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers: 1



Form 13F information table entry total: 13



"Form 13F information table value total: 38,069,664"



List of other included managers:



No./Form 13F File Number/Name

1   028-11519   Manulife Financial Corporation



<!--$$/page=-->




John Hancock Life Insurance Company

December 31 2008

                                                                                        Item

Item 1                        Item 2 Item 3      Item 4     Item 5    Item 6            7              Item 8

                                                            Principal

                                                 Fair       or # of   Invstmt Discrtion Mgr            Vtng Athty-Shrs

Name of Issuer                Class  Cusip       Mrkt Value Shares Sl Shd/AffShd/Oth         Sole      Shared None

AMR Corp                      common 001765 10 6    672,654    63,160 X                 1       63,160

Allied Healthcare Intrntl Inc common 01923A 10 9    751,884   716,080 X                 1      716,080

Delta Airlines Inc            common 247361 70 2  8,306,471   725,456 X                 1      725,456

Enerplus Resources Fund       common 29274D 60 4  5,960,083   304,552 X                 1      304,552

MetroPCS Communicatns Inc     common 591708 10 2  9,638,793   649,077 X                 1              649,077

Navistar Int Corp             common 63934E 10 8    680,576    31,997 X                 1       31,997

Portland General Electric Co  common 736508 84 7  3,805,252   195,945 X                 1      195,945

PROS Holdings Inc             common 74346Y 10 3     72,450    12,600 X                 1               12,600

Range Resources Corp          common 75281A 10 9  3,816,513   111,366 X                 1      111,366

Tempur-Pedic Internatnl Inc   common 88023U 101       7,537     1,063                                    1,063

UAL Corp                      common 902549 80 7  4,078,853   370,468 X                 1      370,468

US Airways Group Inc          common 90341W 10 8    273,960    35,765 X                 1       35,765

Velocity Express Corp         common 92257T 70 7      4,639    32,877 X                 1       32,877

                                                      -----    ------                           ------ -------

TOTALS                                           38,069,664 3,250,406                        2,587,666 662,740

                                                 ---------- ---------                        --------- -------

                                                 ---------- ---------                        --------- -------




Page 1